STOCK OPTIONS (Details 2)	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Volatility	58.90%	75.20%	71.90%	86.00%
Expected term (years)	3 years 10 months 24 days	2 years 6 months	2 years 9 months 18 days	3 years 3 months 18 days
Risk-free interest rate	0.70%	0.20%	0.30%	0.60%
Dividend yield	0.00%	0.00%	0.00%	0.00%